Hartford Schroders Diversified Opportunities Fund Annual Fund Operating Expenses - Hartford Schroders Diversified Opportunities Fund	Oct. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 28, 2027
Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%	[1]
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.03%	[2]
Component2 Other Expenses	0.29%
Other Expenses (as a percentage of Assets):	0.32%
Acquired Fund Fees and Expenses	0.06%
Expenses (as a percentage of Assets)	0.93%	[3]
Fee Waiver or Reimbursement	(0.07%)	[4]
Net Expenses (as a percentage of Assets)	0.86%	[4]
Class SDR
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%	[1]
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.03%	[2]
Component2 Other Expenses	0.14%
Other Expenses (as a percentage of Assets):	0.17%
Acquired Fund Fees and Expenses	0.06%
Expenses (as a percentage of Assets)	0.78%	[3]
Fee Waiver or Reimbursement	(0.07%)	[4]
Net Expenses (as a percentage of Assets)	0.71%	[4]

[1]	“Management fees” may vary based on the percentage of the Fund’s assets that is invested in one or more mutual funds or exchange-traded funds for which Hartford Funds Management Company, LLC (the “Investment Manager”) or its affiliates serves as investment manager (“Affiliated Funds”). The Fund does not pay a management fee for the portion of the Fund’s assets invested in the Affiliated Funds.
[2]	“Expenses of the Subsidiary” include the management fees and other expenses of the Fund’s wholly owned Cayman Islands subsidiary.
[3]	“Total annual fund operating expenses” do not correlate to the ratio of expenses to average net assets disclosed in the financial highlights table in the Fund’s statutory prospectus, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.
[4]	The Investment Manager has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses from the Fund’s investments in investment companies other than Affiliated Funds) to the extent necessary to limit total annual fund operating expenses (including acquired fund fees and expenses related to the Fund’s investments in Affiliated Funds) as follows: 0.80% (Class I) and 0.65% (Class SDR). This contractual arrangement will remain in effect through February 28, 2027 unless the Board of Directors of The Hartford Mutual Funds II, Inc. approves its earlier termination. The Investment Manager also has contractually agreed to waive a portion of the management fee in an amount equal to the management fee paid to it by the Fund’s subsidiary. This waiver will remain in effect for as long as the Fund remains invested in the subsidiary.